Execution of Standby Equity Purchase Agreement and Promissory Note (Details) ₪ / shares in Units, ₪ in Thousands, $ in Thousands			6 Months Ended
	Apr. 21, 2025 USD ($)	Nov. 11, 2024 ILS (₪)	Jun. 30, 2025 ILS (₪) ₪ / shares shares	Jun. 30, 2025 USD ($)	Jun. 30, 2024 ILS (₪)	Jun. 30, 2025 USD ($) shares	Feb. 28, 2025 shares	Jan. 01, 2025 ILS (₪) shares	Jan. 01, 2025 USD ($) shares	Dec. 31, 2024 ₪ / shares	Nov. 11, 2024 USD ($)	Oct. 31, 2024 shares	Dec. 31, 2023 shares
Execution of Standby Equity Purchase Agreement and Promissory Note [Line Items]
Ordinary shares issued (in Shares) | shares													33,034,240
Ordinary shares par value (in New Shekels per share) | ₪ / shares			₪ 0.01							₪ 0.01
Aggregate subscription amount				$ 15,000
Purchase price			95.00%	95.00%
Consecutive trading days			3 days	3 days
Monthly payments under the promissory notes				$ 500
Accrued and unpaid interest			10.00%	10.00%
Repayments of outstanding	$ 75
Advance principal amount				$ 3,000
Original issue discount rate			3.00%	3.00%
Percentage of discount rate			3.00%	3.00%
Cash received			₪ 6,903	$ 1,846
Remaining outstanding balance			1,665	494
Total purchase price			20,222	$ 5,506
Total fair value								₪ 20,322	$ 5,530
Partial exercise of commitment amount (in New Shekels) | ₪			15,198		₪ 6,812
Represents a partial repayment of principal and accrued interest related to the promissory notes (in New Shekels) | ₪			5,124
Promissory Notes [Member]
Execution of Standby Equity Purchase Agreement and Promissory Note [Line Items]
Received amount			₪ 10,763			$ 2,895
Second Promissory Note [Member]
Execution of Standby Equity Purchase Agreement and Promissory Note [Line Items]
Received amount						$ 1,049
Fourth Promissory Note [Member]
Execution of Standby Equity Purchase Agreement and Promissory Note [Line Items]
Unsecured non convertible promissory note		₪ 3,629									$ 1,000
Mature date		November 11, 2025
Average interest rate		8.00%									8.00%
Discount rate		3.00%									3.00%
Yorkville [Member]
Execution of Standby Equity Purchase Agreement and Promissory Note [Line Items]
Ordinary shares issued (in Shares) | shares			5			5	1,200	3,130,608,000	3,130,608,000			90
Ordinary Shares [Member]
Execution of Standby Equity Purchase Agreement and Promissory Note [Line Items]
Ordinary shares par value (in New Shekels per share) | ₪ / shares			₪ 0.01
Ordinary Shares [Member] | Yorkville [Member]
Execution of Standby Equity Purchase Agreement and Promissory Note [Line Items]
Ordinary shares issued (in Shares) | shares			3,600			3,600